Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In our opinion, the financial statements include all adjustments (consisting of normal recurring accruals) necessary in order to make the financial statements not misleading.
Use of Estimates

Use of Estimates

The Company prepares its financial statements in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Due to the inherent uncertainty involved in making estimates, actual results could differ from those estimates.

Use of Estimates

The Company prepares its financial statements in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods presented. Due to the inherent uncertainty involved in making estimates, actual results could differ from those estimates.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents include short-term deposits and highly liquid investments that have original maturities of three months or less when purchased and are stated at cost, which approximates fair value. Restricted cash consists of cash that the Company is contractually obligated to maintain in a money market account as collateral for workers' compensation claims. Restricted cash is classified as noncurrent based on the nature of the restriction.

Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents include short-term deposits and highly liquid investments that have original maturities of three months or less when purchased and are stated at cost, which approximates fair value. Restricted cash consist of cash that the Company is contractually obligated to maintain in a money market account as collateral for workers' compensation claims. Restricted cash is classified as noncurrent based on the nature of the restriction.

Investments

Investments

Instruments with maturities greater than three months, but less than twelve months, are included in short-term investments. The Company purchases fixed income securities and certificates of deposits with varying maturities that are classified as available for sale and are carried at fair value. Securities classified as held to maturity are those securities that management has the intent and ability to hold to maturity.

As of March 31, 2025 and December 31, 2024, short-term investments consisted of $33.1 million and $14.6 million, respectively, in cash and fixed income securities. The short-term investments as of March 31, 2025 and December 31, 2024 consisted of $9.6 million and $9.5 million, respectively, posted as collateral for the self-insured black lung related claims asserted by or on behalf of former employees of Walter Energy, Inc. ("Walter Energy") and its subsidiaries, which were assumed by the Company and relate to periods prior to March 31, 2016. The Company also had $23.5 million and $5.1 million in fixed income securities with maturities less than twelve months as of March 31, 2025 and December 31, 2024, respectively.

As of March 31, 2025 and December 31, 2024, long-term investments consisted of $24.6 million and $44.6 million in fixed income securities with maturities greater than twelve months, respectively.

Investments

Instruments with maturities greater than three months, but less than twelve months, are included in short-term investments. The Company purchases fixed income securities and certificates of deposits with varying maturities that are classified as available for sale and are carried at fair value. Securities classified as held to maturity securities are those securities that management has the intent and ability to hold to maturity.

As of December 31, 2024 and December 31, 2023, short-term investments consisted of $14.6 million and $9.0 million in cash and fixed income securities. The short-term investments as of December 31, 2024 and December 31, 2023, consists of $14.6 million and $9.0 million posted as collateral for the self-insured black lung related claims asserted by or on behalf of former employees of Walter Energy, Inc. ("Walter Energy") and its subsidiaries, which were assumed by the Company and relate to periods prior to March 31, 2016, respectively. The Company also had $5.1 million in fixed income securities as of December 31, 2024 with maturities less than twelve months and the Company had no such investments as of December 31, 2023.

As of December 31, 2024, long-term investments consisted of $44.6 million in fixed income securities with maturities greater than twelve months. The Company had no such investments as of December 31, 2023.

Concentrations of Credit Risk and Major Customers

Concentrations of Credit Risk and Major Customers

The Company’s principal line of business is mining and marketing steelmaking coal to foreign steel producers. For the year ended December 31, 2024, approximately 98.3% of sales were derived from coal shipments to customers, located primarily in Europe, South America and Asia. At December 31, 2024 approximately 98.0% of trade receivables were related to these customers. For the year ended December 31, 2024, the Company's geographic customer mix was 42% in Asia, 38% in Europe, 19% in South America and 1% in the U.S.

During the year ended December 31, 2024, three of our customers accounted for $190.8 million, or 12.7%, $190.1 million, or 12.7%, and $178.1 million, or 11.9% of total revenues, respectively. During the year ended December 31, 2023, three of our customers accounted for $246.4 million, or 14.9%, $205.7 million, or 12.4% and $195.3 million, or 11.8% of total revenues, respectively. During the year ended December 31, 2022, three of our customers accounted for $330.1 million, or 19.1%, $207.8 million, or 12.0%, and $187.0 million, or 10.8% of total revenues, respectively.

Revenue Recognition

Revenue Recognition

Revenue is recognized when performance obligations under the terms of a contract with the Company's customers are satisfied; for all contracts this occurs when control of the promised goods have been transferred to the Company's customers and risk of loss passes to such customer. For coal shipments to domestic customers via rail, control is typically transferred when the railcar is loaded. For coal shipments to international customers via ocean vessel, control is transferred when the vessel is loaded at the Port of Mobile in Alabama. Occasionally, the Company will sell coal stockpiles at the barge loadout or port upon which control, title and risk of loss transfers when stockpiles are segregated. For all steelmaking coal sales under average pricing contracts where pricing is not finalized when revenue is recognized, revenue is recorded based on estimated consideration to be received at the date of the sale. For natural gas sales, control is transferred when the gas has been transferred to the pipeline. Revenue is disaggregated between coal sales within the Company's mining segment and natural gas sales included in all other revenues, as disclosed in Note 12.

The Company's coal and gas sales generally include up to 45-day payment terms following the transfer of control of the goods to the customer unless secured by a letter of credit which could include up to 60-day payment terms. The Company typically does not include extended payment terms in its contracts with customers.

Revenue Recognition

Revenue is recognized when performance obligations under the terms of a contract with the Company's customers are satisfied; for all contracts this occurs when control of the promised goods have been transferred to the Company's customers and risk of loss passes to the customer. For coal shipments to domestic customers via rail, control is transferred when the railcar is loaded. For coal shipments to international customers via ocean vessel, control is typically transferred when the vessel is loaded at the Port of Mobile in Alabama. Occasionally, the Company will sell coal stockpiles at the barge loadout or port upon which control, title and risk of loss transfers when stockpiles are segregated. For all steelmaking coal sales under average pricing contracts where pricing is not finalized when revenue is recognized, revenue is recorded based on estimated consideration to be received at the date of the sale. For natural gas sales, control is transferred when the gas has been transferred to the pipeline. Revenue is disaggregated between coal sales within the Company's mining segment and natural gas sales included in all other revenues, as disclosed in Note 20.

The Company's coal and gas sales generally include up to 45-day payment terms following the transfer of control of the goods to the customer unless secured by a letter of credit which could include up to 60-day payment terms. The Company typically does not include extended payment terms in its contracts with customers.

Trade Accounts Receivable and Allowance for Credit Losses

Trade Accounts Receivable and Allowance for Credit Losses

Trade accounts receivable are stated at cost. Trade accounts receivable represent customer obligations that are derived from revenue recognized from contracts with customers. Credit is extended based on an evaluation of the individual customer's financial condition. The Company maintains trade credit insurance on the majority of its customers and the geographic regions of coal shipments to these customers. In some instances, the Company requires letters of credit, cash collateral or prepayments from its customers on or before shipment to mitigate the risk of loss. These efforts have consistently resulted in the Company recognizing no historical credit losses. The Company also has never had to have a claim against its trade credit insurance policy.

In order to estimate the allowance for credit losses on trade accounts receivable, the Company utilizes an aging approach in which potential impairment is calculated based on how long a receivable has been outstanding (e.g., current, 1-31 days, 31-60 days, etc.). The Company calculates an expected credit loss rate based on the Company’s historical credit loss rate, the risk characteristics of its customers, and the current steelmaking coal and steel market environments. As of March 31, 2025 and December 31, 2024, the estimated allowance for credit losses was immaterial and did not have a material impact on the Company's financial statements.

Trade Accounts Receivable and Allowance for Credit Losses

Trade accounts receivable are stated at cost. Trade accounts receivable represent customer obligations that are derived from revenue recognized from contracts with customers. Credit is extended based on an evaluation of the individual customer's financial condition. The Company maintains trade credit insurance on the majority of its customers and the geographic regions of coal shipments to these customers. In some instances, the Company requires letters of credit, cash collateral or prepayments from its customers on or before shipment to mitigate the risk of loss. These efforts have consistently resulted in the Company recognizing no historical credit losses. The Company also has never had to have a claim against its trade credit insurance policy.

In order to estimate the allowance for credit losses on trade accounts receivable, the Company utilizes an aging approach in which potential impairment is calculated based on how long a receivable has been outstanding (e.g., current, 1-31, 31-60, etc.). The Company calculates an expected credit loss rate based on the Company’s historical credit loss rate, the risk characteristics of its customers, and the current steelmaking coal and steel market environments. As of December 31, 2024, the estimated allowance for credit losses was immaterial and did not have a material impact on the Company's financial statements.

Shipping and Handling

Shipping and Handling

Costs incurred to transport coal to the point of sale at the Port of Mobile, Alabama, are included in cost of sales and the gross amounts billed to customers, if any, to cover shipping and handling to the ultimate/final destination are included in sales.

Inventories

Inventories

Inventories are valued at the lower of cost or net realizable value. Coal inventory costs include labor, supplies, equipment costs, operating overhead, freight, royalties, depreciation and depletion and other related costs. Coal inventories are valued using the first-in, first-out inventory valuation method. The valuation of coal inventories is subject to estimates due to possible gains and losses resulting from inventory movements from the mine site to storage facilities, inherent inaccuracies in belt scales and aerial surveys used to measure quantities and fluctuations in moisture content. Periodic adjustments to coal tonnages on hand are made for an estimate of coal shortages and overages due to these inherent gains and losses, primarily based on historical results from aerial surveys and periodic coal pile clean-ups. Supplies inventories are valued using the average cost method of accounting. Management evaluates its supplies inventory in terms of excess and obsolete exposures which includes such factors as anticipated usage, inventory turnover, inventory levels and ultimate market value. A reserve for excess and obsolete supplies inventory is established and charged to cost of sales in the Statements of Operations.

Deferred Longwall Move Expenses

Deferred Longwall Move Expenses

Direct costs, including labor and supplies, associated with moving longwall equipment and the related equipment refurbishment costs are deferred and included in prepaid expenses. These deferred costs are amortized on a units-of-production basis into cost of sales over the life of the subsequent panel of coal mined by the longwall equipment. See Note 4 for further disclosures related to deferred longwall move expenses.

Advanced Mining Royalties

Advanced Mining Royalties

Lease rights to coal reserves are often acquired in exchange for royalty payments. Advance mining royalties are advance payments made to lessors under terms of mineral lease agreements that are recoupable against future production royalties. These advance payments are deferred and charged to operations as the coal reserves are mined. Advance mining royalties are included in other long-term assets. See Note 6.

Property, Plant and Equipment

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Depreciation is recorded principally on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized on the straight-line method over the lesser of the useful life of the improvement or the remaining lease term. Estimated useful lives used in computing depreciation expense range from three to ten years for machinery and equipment, and from fifteen to thirty years for land improvements and buildings. Well life is used to estimate the useful life for gas properties and related development, and mine life is used for amortizing mine development costs. Gains and losses upon disposition are reflected in the Statements of Operations in the period of disposition. Maintenance and repair expenditures are charged to cost of sales as incurred.

Deferred Mine Development

Costs of developing new underground mines and certain underground expansion projects are capitalized. Underground development costs, which are costs incurred to make the coal physically accessible, may include construction permits and licenses, mine design, construction of access roads, main entries, airshafts, roof protection and other facilities. Mine development costs are amortized primarily on a units-of-production basis over the estimated reserve tons directly benefiting from the capital expenditures. Costs amortized during the production phase of a mine are capitalized into inventory and expensed to cost of sales as the coal is sold. Coal sales revenue related to incidental production during the development phase are recorded as sales with an offset to cost of sales based on the estimated cost per ton sold for the mine when the asset is in place for its intended use. Amortization expense was $5.5 million and $2.3 million for the years ended December 31, 2024 and December 31, 2023, respectively, and is included in depreciation and depletion in the accompanying Statements of Operations. No such amortization had occurred for the year ended December 31, 2022.

Owned and Leased Mineral Interests

Costs to obtain coal reserves and lease mineral rights are capitalized based on cost or the fair value at acquisition and depleted using the units-of-production method over the life of proven and probable reserves. Lease agreements are generally long-term in nature (original terms range from 10 to 50 years) and substantially all of the leases contain provisions that allow for automatic extension of the lease term provided certain requirements are met. Depletion expense was $8.4 million, $7.3 million, and $7.4 million for the years ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively, and is included in depreciation and depletion in the accompanying Statements of Operations.

Asset Retirement Obligations

The Company has certain asset retirement obligations primarily related to mine closing reclamation costs, perpetual water care costs and other costs associated with dismantling and removing facilities. Asset retirement obligations are determined for each mine using various estimates and assumptions, including estimates of disturbed acreage as determined from engineering data, estimates of future costs to reclaim the disturbed acreage and the timing of related cash flows, discounted using a credit-adjusted, risk-free rate. The Company's asset retirement obligations also include estimates to reclaim gas wells in accordance with the Oil and Gas Board of Alabama. On at least an annual basis, the Company reviews the entire asset retirement obligation liability and makes necessary adjustments for permit changes, the anticipated timing of mine closures, and revisions to cost estimates and productivity assumptions to reflect current experience. As changes in estimates occur, the carrying amount of the obligation and asset are revised to reflect the new estimate after applying the appropriate credit-adjusted, risk-free discount rate. The future costs of these obligations are accrued at the estimated fair value in the period in which they are incurred if a reasonable estimate of fair value can be made. The present value of the estimated asset retirement cost is capitalized as part of the carrying amount of the long-lived asset. For sites where there is no asset, expense or income is recognized for changes in estimates.

Capitalized asset retirement costs are amortized on a units-of-production basis over the estimated reserves. Accretion of the asset retirement obligation is recognized over time and generally will escalate over the life of the producing asset, typically as production declines. Accretion is included in cost of sales on the Statements of Operations.

Accrued mine closing costs, perpetual care costs and reclamation costs and other costs of dismantling and removing facilities are regularly reviewed by management and revised for changes in future estimated costs and regulatory requirements, as necessary. For ongoing operations, adjustments to the liability result in an adjustment to the corresponding asset. For some operations, adjustments to the liability are recognized as income or expense in the period the adjustment is recorded as no asset exists. Any difference between the recorded obligation and the actual cost of reclamation is recorded in profit or loss in the period the obligation is settled. See Note 8 for further disclosures related to asset retirement obligations.

Impairment of Long-Lived Assets

Property, plant and equipment and other long-lived assets are reviewed for impairment at least annually or whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. The Company periodically evaluates whether events and circumstances have occurred that would indicate possible impairment. When impairment indicators exist, the Company uses an estimate of the future undiscounted cash flows of the related asset or asset group over the remaining life in measuring whether or not the asset values are recoverable. If the carrying amount of an asset or asset group exceeds its estimated future cash flows, impairment is recognized equal to the amount by which the carrying amount of the asset exceeds the fair value of the asset or asset group. Fair value is generally determined using market quotes, if available, or a discounted cash flow approach. The Company’s estimate of future undiscounted cash flows is based on assumptions including long-term steelmaking coal pricing forecasts, anticipated production volumes and mine operating costs for the life of the mine or estimated useful life of the asset.

Equity Award Compensation

Equity Award Compensation

The Company accounts for equity award-based compensation to employees and non-employee/directors in accordance with ASC 718 requiring employee equity awards to be accounted for under the fair value method. The Company recognizes forfeitures as they occur. The Company recognizes compensation expense associated with equity awards for all awards made to employees as the requisite service, performance and market vesting conditions are met. For units granted containing only service and performance conditions, the fair value of the award is equal to the market price of the Company's common stock at the date of grant. For units granted containing only a market condition, the fair value of the award is determined utilizing a Monte Carlo simulation model which incorporates the total stockholder return hurdles set for each grant.

Compensation expense for equity awards with a service-only condition is recognized over the employee’s requisite service period using a graded vesting method. For awards with a performance condition that affects vesting, the performance condition is not considered in determining the award’s grant-date fair value; however, the performance conditions are considered when estimating the quantity of awards that are expected to vest. No compensation expense is recorded for awards with performance conditions until the performance condition is determined to be probable of achievement. For awards with a market condition that affects vesting, the market condition is considered in determining the award’s grant-date fair value. Compensation expense for awards with a market condition is recognized straight-line over the derived or implied service period.

Compensation expense for equity awards is included in cost of sales, cost of other revenues and selling, general and administrative costs in the accompanying Statements of Operations.

Deferred Financing Costs

Deferred Financing Costs

The costs to obtain new debt financing or amend existing financing agreements are deferred and amortized to interest expense over the life of the related indebtedness or credit facility using the straight-line method. As of December 31, 2024 and December 31, 2023, there were $2.0 million and $3.0 million, respectively, of unamortized origination fees related to the ABL Facility (as defined in Note 13) in other long-term assets on the accompanying Balance Sheets. See Note 6 for further disclosure related to origination fees. As of December 31, 2024 and December 31, 2023 there were $2.9 million and $3.5 million, respectively, of unamortized deferred financing costs and debt discount, net, related to the Notes (as defined in Note 13), which is presented as a net deduction from the carrying amount of the related debt recognized in the accompanying Balance Sheets.

Income Taxes

Income Taxes

The Company records a tax provision for the expected tax effects of the reported results of operations. The provision for income taxes is determined using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax impact of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. Deferred income tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets and liabilities are expected to be realized or settled. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is believed more likely than not to be realized. When the Company concludes that all or part of the net deferred income tax assets are not realizable in the future, the Company makes an adjustment to the valuation allowance that is charged to earnings in the period that such determination was made.

The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three level hierarchy has been established for valuing assets and liabilities based on how transparent (observable) the inputs are that are used to determine fair value, with the inputs considered most observable categorized as Level 1 and those that are the least observable categorized as Level 3. Hierarchy levels are defined as follows:

Level 1: Quoted prices in active markets for identical assets and liabilities.

Level 2: Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3: Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Leases

Leases

The Company determines if an arrangement is a lease at inception. The Company has an accounting policy election that leases with an initial term of 12 months or less are not recorded on its balance sheet and lease payments are recognized in the Statements of Operations on a straight-line basis over the lease term. A right-of-use asset represents the Company's right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term. For purpose of calculating such present values, lease payments include components that vary based on an index or rate, using the prevailing index or rate at the commencement date and exclude components that vary based upon other factors. For those leases that do not contain a readily determinable implicit rate, the Company uses its incremental borrowing rate at commencement to determine the present value of lease payments. Variable lease payments not included within lease contracts are expensed as incurred. The Company's leases may include options to extend or terminate the lease, and such options are reflected in the term when their exercise is reasonably certain. Lease expense is recognized on a straight-line basis over the lease term.

New Accounting Pronouncements

New Accounting Pronouncements

In November 2024, the Financial Accounting Standards Board ("FASB") issued Accounting Standard Update ("ASU") No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), which requires a public entity to disclose in each interim and annual reporting period the amount of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities included in each relevant expense caption. It further requires a public entity to disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively. Additionally, it requires a public entity to disclose the total amount of selling expenses and, in annual reporting periods, an entity's definition of selling expenses. The new standard is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. A public entity should apply the amendments in this ASU either prospectively to financials statements issued for reporting periods after the effective date of the update or retrospectively to any and all prior periods presented in the financial statements. The Company expects this ASU to only impact our disclosures with no impacts to our results of operations, cash flows or financial condition.